Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net earnings from continuing operations attributable to common shareholders - basic	$ 2,709	$ 2,272
Net earnings from discontinued operations attributable to common shareholders - basic	0	226
Net earnings attributable to common shareholders - basic	$ 2,709	$ 2,498
Dividends declared per common share (in dollars) (CAD Per Share)	$ 3.50	$ 3.33
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (millions) (in shares)	906,300,000	904,300,000
Assumed exercise of stock options (in shares)	400,000	100,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	906,700,000	904,400,000
Shares excluded from calculation of earnings per share (in shares)	3,302,850	10,783,936